UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24003

_________________________________________

Coller Private Credit Secondaries

(Exact name of registrant as specified in charter)

950 Third Avenue

New York, New York 10022

(Address of principal executive offices) (zip code)

Radin Ahmadian

950 Third Avenue

New York, New York 10022

(212) 644-8500

(Name, Address and Telephone Number of Person Authorized to Receive Notices and
Communications on Behalf of the Filing Person(s))

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 644-8500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Report to Shareholders.

(a)	The semi-annual report (the “Report”) of Coller Private Credit Secondaries (the “Fund”) for the period ended September 30, 2025, is attached herewith:

Semi-Annual Report

Coller Private Credit Secondaries Fund

September 30, 2025

Table of Contents

Page
Consolidated Schedule of Investments	1-2
Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Operations	4
Consolidated Statement of Changes in Net Assets	5
Consolidated Statement of Cash Flows	6
Consolidated Financial Highlights	7
Notes to Consolidated Financial Statements	8-22

Coller Private Credit Secondaries Fund

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Private Credit Investments (33.96%)
Direct Credit Investments (3.14%)
Blue Owl GP Stakes Atlas III FBN Direct Lending / Investors LP – Class C Senior[a]	North America	Senior Credit	9/12/2025	$15,000,000	$15,000,000	3.14%
Total Direct Credit Investments (3.14%)				$15,000,000	$15,000,000
Secondary Investments (30.82%)
Arcmin Senior Loan Fund IIa	Europe	Direct Lending / Senior Credit	7/1/2025	6,376,727	6,217,597	1.30%
Pemberton Mid-Market Debt Fund III Scope SICAV-RAIF – Class GBP[a]	Europe	Direct Lending / Senior Credit	7/1/2025	4,306,293	4,077,308	0.85%
Mercer Private Investment Partners VI – Class D.0 GBP[a]	Global	Opportunistic Credit	7/1/2025	9,283,274	9,236,879	1.93%
BSP Debt Fund IV CV L.P.[a]	North America	Direct Lending / Senior Credit	8/26/2025	60,485,229	62,835,686	13.15%
Crestline Opportunity Fund III[a]	North America	Opportunistic Credit	7/1/2025	6,676,598	6,813,068	1.43%
Crestline Opportunity Fund III (Europe) Cayman, LTD.[a]	North America	Opportunistic Credit	7/1/2025	6,057,197	7,164,089	1.50%
Crestline Opportunity Fund IV Onshore STE, L.Pa	North America	Opportunistic Credit	7/1/2025	12,313,469	14,075,507	2.94%
Crestline Opportunity Fund V Onshore T/STE, L.P.[a]	North America	Opportunistic Credit	7/1/2025	9,852,596	11,775,920	2.46%
HarbourVest Credit Opportunities Fund II L.P.[a]	North America	Opportunistic Credit	7/2/2025	6,127,046	8,501,023	1.78%
Linden Structured Capital Fund II LPa	North America	Opportunistic Credit	7/2/2025	1,985,178	3,011,475	0.63%
Linden Structured Capital Fund LPa	North America	Opportunistic Credit	7/2/2025	9,145,481	11,507,486	2.41%
TPG Twin Brook Direct Lending Direct Lending / Continuation Fund I, L.P.	North America	Senior Credit	8/7/2025	0	2,089,469	0.44%
Total Secondary Investments (30.82%)				$132,609,088	$147,305,507
Total Private Credit Investments (33.96%)				$147,609,088	$162,305,507

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Private Credit Secondaries Fund

Consolidated Schedule of Investments
September 30, 2025 (Unaudited) (continued)

	Shares	Fair Value	% of Net Assets
Short-Term Investments (41.08%)
State Street Institutional U.S. Government Money Market Fund – Premier Class, 4.09%[b]	196,361,269	$196,361,269	41.08%
Total Short-Term Investments (Cost $196,361,269) (41.08%)		$196,361,269
Total Investments (Cost $343,970,357) (75.04%)		$358,666,776
Other Assets and Liabilities (24.96%)		$119,278,393
Net Assets (100.00%)		$477,945,169

a  Private credit investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $162,305,507 or 33.96% of Shareholders' Capital.

b  The rate shown is the annualized seven-day yield as of September 30, 2025.

A summary of outstanding financial instruments at September 30, 2025 is as follows:

Foreign Currency Forward Contracts

Maturity Date	Counterparty	Currency Purchased	Currency Sold	Unrealized Value	Appreciation (Depreciation)
10/17/2025	State Street Bank & Trust Company	$17,263,979	£12,885,828	$17,349,023	$(85,044)

£  British Pound

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Private Credit Secondaries Fund

Consolidated Statement of Assets and Liabilities
September 30, 2025 (Unaudited)

Assets
Investment in Investment Funds, at fair value (cost $147,609,088)	$162,305,507
Investment in Short-Term Investments, at fair value (cost $196,361,269)	196,361,269
Cash and cash equivalents	121,071,704
Cash denominated in foreign currencies, at value (cost $196,648)	198,180
Dividends and interest receivable	671,731
Deferred offering costs	414,362
Due from Adviser	80,258
Total Assets	481,103,011
Liabilities
Professional fees payable	637,813
Advisory fees payable	598,350
Offering costs payable	554,000
Organizational costs payable	350,000
Unrealized depreciation on foreign currency forward contracts	85,044
Fund accounting and administration fees payable	56,713
Trustees' fees payable	45,370
Financing costs payable	35,978
Transfer agent fees payable	13,377
Other payables	781,197
Total Liabilities	3,157,842
Commitment and contingencies (See Note 11 & 12)
Net Assets	$477,945,169
Composition of Net Assets
Paid-in capital	$460,998,646
Distributable earnings	16,946,523
$477,945,169
Class I Shares
Net assets	$477,945,169
Shares outstanding	92,197,189
Net assets value per share	$5.1839

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Private Credit Secondaries Fund

Consolidated Statement of Operations
For the period from July 1, 2025 (Commencement of Operations) to September 30, 2025 (Unaudited)

Investment Income
Dividend income	$2,033,000
Interest income	1,985,288
Total Investment Income	4,018,288
Expenses
Advisory fees	1,196,698
Professional fees	643,809
Organizational costs expense	529,485
Offering costs expense	139,638
Financing costs	86,492
Fund accounting and administration fees	56,713
Trustees' fees	45,370
Transfer agent fees	13,377
Fund Chief Compliance Officer fees	7,562
Other operating expenses	51,911
Total Expenses	2,771,055
Waivers/Reimbursements
Advisory fees voluntary waiver	(598,349)
Adviser Expense Limitation Agreement	(280,096)
Total Net Expenses	1,892,610
Net Investment Income	2,125,678
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Foreign Currency Forward Contracts
Net realized gain/(loss) on:
Investment Funds	(28,554)
Foreign currency forward contracts	198,137
Foreign currency	38,355
Net change in unrealized appreciation/(depreciation) on:
Investment Funds	14,696,419
Foreign currency forward contracts	(85,044)
Foreign currency translations	1,532
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Foreign Currency Forward Contracts	14,820,845
Net Increase in Net Assets from Operations	$16,946,523

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Private Credit Secondaries Fund

Consolidated Statement of Changes in Net Assets

For the period from July 1, 2025 (Commencement of Operations) to September 30, 2025 (Unaudited)
Operations:
Net investment income	$2,125,678
Net realized gain/(loss) on investments, foreign currency transactions and foreign currency forward contracts	207,938
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and foreign currency forward contracts	14,612,907
Net Increase in Net Assets from Operations	$16,946,523
Fund Share Transactions:
Class I Shares[1]
Reorganization (Note 1)	460,448,646
Proceeds from the sale of shares	450,000
Total Class I Shares Transactions	$460,898,646
Net increase in Net Assets from Capital Transactions	$460,898,646
Net Assets
Beginning of period	$100,000
End of period	$477,945,169
Fund Share Transactions:
Class I Shares[1]
Shares issued from Reorganization	92,089,729
Shares sold	107,460
Shares outstanding at end of period	92,197,189

1  Class I commenced operations on July 1, 2025.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Private Credit Secondaries Fund

Consolidated Statement of Cash Flows

For the period from July 1, 2025 (Commencement of Operations) to September 30, 2025 (Unaudited)
Cash flows from operating activities
Net increase in net assets from operations	$16,946,523
Adjustments to reconcile net increase in net assets from operations to net cash provided by /(used for) operating activities:
Net realized (gain)/loss from investments	28,554
Net change in unrealized (appreciation)/depreciation on investments	(14,696,419)
Net change in unrealized (appreciation)/depreciation on foreign currency forward contracts	85,044
Purchases of Investments Funds	(153,871,959)
Distributions received from Investment Funds	6,234,317
Net (purchases)/sales of Short-Term Investments	(196,361,269)
Amortization of deferred offering expense	139,638
Changes in operating assets and liabilities:
(Increase)/decrease in dividends and interest receivable	(671,731)
(Increase)/decrease in due from Adviser	(80,258)
Increase/(decrease) in Advisory fee payable	598,350
Increase/(decrease) in fund accounting and administration fees payable	56,713
Increase/(decrease) in financing costs payable	35,978
Increase/(decrease) in professional fees payable	637,813
Increase/(decrease) in Trustees' fees payable	45,370
Increase/(decrease) in organizational costs payable	350,000
Increase/(decrease) in transfer agent fees payable	13,377
Increase/(decrease) in other payables	781,197
Net cash provided by/(used for) in operating activities	$(339,728,762)
Cash flows from financing activities
Proceeds from Reorganization	460,448,646
Proceeds from the sale of shares	450,000
Net cash provided by/(used for) in financing activities	$460,898,646
Net increase/(decrease) in cash and cash equivalents	$121,169,884
Cash and cash equivalents at beginning of period	$100,000
Cash and cash equivalents at end of period[1]	$121,269,884

1  Balance includes cash and cash equivalents and cash denominated in foreign currencies of $121,071,704 and $198,180 respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Private Credit Secondaries Fund

Consolidated Financial Highlights

Class I	For the period from July 1, 2024 (Commencement of Operations) to September 30, 2025 (Unaudited)
Per share operating performance:
Net asset value per share, beginning of period	$5.0000
Income/(loss) from investment operations:
Net investment income[1]	0.0231
Net realized & unrealized gain/(loss)	0.1608
Total income/(loss) from investment operations	0.1839
Net asset value per share, end of period	$5.1839
Total return[2,3]	3.68%
Ratios and supplemental data:
Net assets, end of period (000's)	$477,945
Ratios to average net assets:[4]
Total expenses, before waiver	1.90%[5]
Total expenses, net of Adviser limitation/reimbursement of other operating expenses	1.17%[5]
Net investment income/(loss), before waiver	1.46%[5]
Net investment income/(loss), after waiver and Adviser Expense Limitation Agreement	2.19%[5]
Portfolio turnover rate	5%

1  Calculated using average units outstanding.

2  Total return based on net asset value calculated as the change in Shareholders' Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

3  Not annualized.

4  The ratios do not include investment income or expenses of the Investment Funds.

5  Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring income and expenses which are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

1.  Organization

Coller Private Credit Secondaries Fund ("CollerCredit" or the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company, which became effective on June 27, 2025 and had no operations prior to July 1, 2025 when CollerCredit issued its common shares of beneficial interest (the "Shares") only to eligible investors that are "accredited investors," as defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the "Securities Act").

Coller Private Market Secondaries Advisors, LLC (the "Adviser"), an investment adviser registered with the SEC the Investment Advisers Act of 1940, as amended (the "Advisers Act"), serves as CollerCredit's investment adviser. The Adviser is an indirect, wholly owned subsidiary of CICAP Limited, a private limited company registered in England and Wales ("CICAP" and, together with its direct and indirect subsidiaries, "Coller Capital").

CollerCredit commenced operations on July 1, 2025, with $461,326,396, comprising of cash contributions of $100,000 and contributions in-kind of $460,348,646 from C-SCOF Seed Vehicle L.P. ("Predecessor Fund"), which began operations in 2025. The contributions in-kind consisted of transferred investments, cash of $461,226,396, and other assets and liabilities. C-SCOF Seed Vehicle L.P., which reorganized (the "Reorganization") with and into CollerCredit, maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund and at the time of the conversion of the Predecessor Fund was managed by an affiliate of the Adviser.

CollerCredit's investment objective is to provide long-term investment returns. The Fund makes investments directly and through its wholly-owned subsidiaries.

In pursuing its investment objective, CollerCredit intends to invest primarily in an actively managed portfolio of private credit assets. The Fund's investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers ("Investment Funds"), (ii) investments in direct-lending assets issued primarily by private companies ("Direct Investments"); and (iii) investments alongside Investment Funds in direct lending assets issued by private companies ("Co-Investments" and, collectively with Investment Funds and Direct Investments, "Private Credit Investments"). CollerCredit's investments will primarily be acquired through privately negotiated transactions from investors in Private Credit Investments and/or in connection with the restructuring of an Investment Fund or Co-Investment ("Secondary Investments"); and may also be made through primary commitments to newly formed Investment Funds or special purpose vehicles structured to invest in Co-Investments ("Primary Investments").

CollerCredit offers Class I, Class S and Class D shares ("Shares"). Each class of Shares has differing characteristics, particularly in terms of the Distribution and Servicing Fee (as defined below) that each class may be charged. The Fund may offer additional classes of Shares in the future. The Shares will generally be offered on the first business day of each month at the net asset value ("NAV") per share on that day. No person who is admitted as a shareholder of CollerCredit (a "Shareholder") will have the right to require the Fund to redeem its Shares.

The business operations of CollerCredit are managed and supervised under the direction of it's Board of Trustees (the "Board"), subject to the laws of the State of Delaware and CollerCredit's Declaration and Agreement of Trust. The Board has overall responsibility for the management and supervision of the business operations of the Fund.

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

2.  Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification ("ASC") 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

a.  Basis of Accounting

The Fund's accounting and reporting policies conform with U.S. generally accepted accounting principles ("U.S. GAAP").

b.  Consolidation of a Subsidiaries

The consolidated financial statements of the Fund include its wholly owned subsidiaries: C-SCOF Holdings, LLC, C-SCOF Blocker 1, L.P. and C-SCOF Investments 1, L.P. (collectively the "Subsidiaries").

The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any subsidiary. To the extent applicable, the subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would "look through" any such Subsidiary to determine compliance with its investment policies. All intercompany balances and transactions have been eliminated in consolidation.

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries.

c.  Valuation of Investments

Investments include short-term investments, primary and secondary investments in private credit funds, and direct credit assets and direct-lending in credit assets issued by primarily unlisted companies ("Primary Investments" and "Secondary Investments", respectively, and together, with direct credit assets and direct-lending, "Investment Funds").

The Fund values its investments in accordance with ASC 820, Fair Value Measurements ("ASC 820"), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date. The Fund has formal valuation policy (the "Valuation Policy"), which have been approved by the Board. Pursuant Rule 2a-5, the Board designated the Adviser as its "Valuation Designee" to perform fair value determinations.

All investments are recorded at fair value in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. Investments in Investment Funds normally do not have readily available market prices. The Fund uses Net Asset Value ("NAV") as a practical expedient to determine the fair value of its investments in Investment Funds.

The fair values of the Investment Funds, determined by the Adviser in accordance with the Valuation Policy, are estimates. These estimates are net of the Investment Funds' management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Investment Funds. Ordinarily, the fair value of an Investment Fund is based on the net asset value of that Investment Fund reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

manager of an Investment Fund does not represent its fair value at the NAV valuation date or if the manager of an Investment Fund fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policy. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Adviser values an Investment Fund, including capital activity and events occurring between the reference dates of the investment manager's valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments or Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

•  Market comparable statistics and public trading multiples discounted for illiquidity and/or other factors for investments with similar characteristics.

•  Discounted cash-flow analysis, including a terminal value or exit multiple.

•  The entry valuation if the transaction was deemed a fair market transaction.

•  Valuations implied by third-party investment in similar assets or issuers.

d.  Cash and Cash Equivalents

All of the Fund's cash is held in domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit insurance. There were no cash equivalents at September 30, 2025.

e.  Short-Term Investments

Short-term investments represent investments in money market mutual funds, which are recorded at NAV per share and approximate fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

f.  Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. The Fund does not separately state the portion of the results of operations due to fluctuations in foreign exchange rates. They are included with other changes in fair values of the investments during the period change in unrealized appreciation/(depreciation) on its Investment Funds.

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

g.  Foreign Currency Forward Exchange Contracts

The Fund enters foreign currency forward exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund's foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in foreign currency forward exchange contracts.

Fair values of foreign currency forward contracts and cross currency swaps on the Consolidated Statement of Assets and Liabilities as of September 30, 2025, categorized by risk exposure:

Risk Exposure	Derivatives	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Rate Risk	Foreign Currency Forward Contracts	Unrealized appreciation on foreign currency forward contracts	$—	Unrealized depreciation on foreign currency forward contracts	$85,044
Total			$—		$85,044

For the period from July 1, 2025 (Commencement of Operations) to September 30, 2025, the average monthly notional value of foreign currency forward contracts was $5,755,000.

The effect of foreign currency forward contracts on the Consolidated Statement of Operations for the period for the period from July 1, 2025 (Commencement of Operations) to September 30, 2025, categorized by risk exposure:

Risk Exposure	Derivatives	Consolidated Statement of Operations Location	Fair Value	Consolidated Statement of Operations Location	Change in unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Rate Risk	Foreign Currency Forward Contracts	Net realized gain/(loss) on foreign currency forward contracts	$198,137	Net change in unrealized appreciation/(depreciation) on foreign currency forward contracts	$(85,044)
Total			$198,137		$(85,044)

h.  Disclosures about Offsetting Assets and Liabilities

The Fund is subject to requirements to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements ("MNA") or similar arrangements in the Consolidated Statement of Assets and

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

Liabilities. The table below presents the amounts of the Fund's derivative assets and liabilities as of September 30, 2025: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Liabilities Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Pledged[1]	Net Amount[2]
State Street Bank & Trust Company	$85,044	$—	$—	$85,044
Total	$85,044	$—	$—	$85,044

1  In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2  Net amount represents the net amount due from the Fund to the counterparty in the event of default.

i.  Investment Income

Dividend income is recorded on the ex-dividend date, except for certain dividends received from foreign securities for which the ex-dividend date has passed, in which case the dividend is recorded as soon as a Fund is informed that the ex-dividend date has occurred. Interest income on cash and cash equivalents and Short-Term Investments is recorded on an accrual basis.

The Fund records a distribution of cash or in-kind securities from an Investment Fund at its fair value based on the information contained in the notice provided to the Fund when the distribution is received. For distributions received from Investment Funds, CollerCredit determines if the distribution should be recorded as interest income, dividend income, realized gain or return of capital based on information received from the Investment Fund Manager and the Adviser's estimate of future distributions. Realized Gain distributions from Secondary Investments are recorded as a return of capital until the full cost basis has been returned, with excess distributions recognized as realized gains on the Consolidated Statement of Operations.

j.  Fund Expenses

The Fund bears all expenses incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees and interest for its revolving credit facility line of credit; fees for data and software providers; costs of insurance; registration expenses; advisory fees; and expenses of its Board of Trustees (the "Trustees").

k.  Organization and Offering Costs

CollerCredit has incurred certain organizational and initial offering costs of $529,485 and $554,000, respectively. These costs were paid by the Adviser on behalf of the Fund. Such costs incurred by the Adviser are subject to recoupment by the Adviser in accordance with the Expense Limitation Agreement (as defined below). CollerCredit's initial offering costs, are being capitalized and amortized over the 12-month period beginning at the commencement of operations. CollerCredit's organizational costs are expensed in the period they are incurred.

l.  Estimates

The Fund's financial statements follows the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

America which require the use of Adviser estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

m.  Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. The Fund's Principal Executive Officer acts as the Fund's chief operating decision maker ("CODM"), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies, and executed by the Fund's investment committee, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Consolidated Schedule of Investments, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

n.  Recently Announced Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, "Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 2200-40)," which requires disaggregated disclosure of certain costs and expenses, including purchases of inventory, employee compensation, depreciation, amortization and depletion, in each relevant expense caption. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption and retrospective application is permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.

3.  Fair Value Measurements

In conformity with U.S. GAAP ASC 820, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund's investments are summarized below for each of the three levels:

•  Level 1 – Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investments.

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

•  Level 2 – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include foreign exchange forward contracts, corporate bonds and loans and less liquid and restricted equity securities.

•  Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant Adviser judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity's own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV, or its equivalent, as a practical expedient for its fair value. Accordingly, CollerCredit may utilize the NAV as reported by certain Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted, under ASC 820, to estimate the fair value of those Private Assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The inputs or methodology used for valuing CollerCredit's investments are not an indication of the risk associated with investing in such investments. The following table is a summary of information about the levels within the fair value hierarchy at which the Fund's investments are measured as of September 30, 2025.

The following is a summary of the Fund's investments classified in the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV(1)	Total
Investments
Direct Credit	$—	$15,000,000	$—	$—	$15,000,000
Secondary Investments	—	—	—	147,305,507	147,305,507
Short-Term Investments	196,361,269	—	—	—	196,361,269
Total Investments	$196,361,269	$15,000,000	$—	$147,305,507	$358,666,776
Liabilities
Other Financial Instruments(2)
Foreign Currency Forward Contracts	$—	$(85,044)	$—	$—	$(85,044)
Total Liabilities	$—	$(85,044)	$—	$—	$(85,044)
Total investments, net of Foreign Currency Forward Contracts	$196,361,269	$14,914,956	$—	$147,305,507	$358,581,732

(1)  Direct Credit, Primary or Secondary Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

(2)  Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of underlying investments reported within the Investment Fund reported by their Investment Fund Managers, may result in transfers in or out of levels within the fair value hierarchy.

4.  Federal Taxes Information

It is the Fund's policy to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund's policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each period. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

CollerCredit intends to make distributions on an annual basis in aggregate amounts representing substantially all of the Fund's investment company taxable income (including realized short-term capital gains), if any, earned during the period. Distributions may also include net capital gains, if any. Because CollerCredit intends to qualify annually as a RIC under the Code, the Fund intends to distribute at least 90% of its investment company taxable income to its Shareholders. Nevertheless, there can be no assurance that CollerCredit will pay distributions to Shareholders at any particular rate.

The Fund has two onshore Subsidiaries, C-SCOF Holdings, LLC and C-SCOF Investments 1, LLC. C-SCOF Holdings, LLC is treated as a disregarded entity for U.S. federal income tax purposes. C-SCOF Investments 1, LLC is treated as a partnership for U.S. tax purposes. The Fund has one offshore subsidiary, C-SCOF Blocker 1, L.P. (the "Offshore Blocker"), which is treated as a foreign corporation for U.S. federal income tax purposes. Foreign partnerships are not subject to U.S. federal and state income taxes, and foreign corporations are only subject to U.S. federal and state income taxes to the extent they earn effectively connected income ("ECI") to the U.S. As of September 30, 2025, C-SCOF Blocker 1, L.P. has not earned any ECI, and therefore are not subject to U.S. and federal state income taxes.

The Fund intends to adopt a tax year end of December 31 (the "Tax Year"). As such, the Fund's tax basis capital gains and losses will only be determined at the end of each Tax Year.

The Adviser evaluates the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. For the period July 1, 2025 through September 30, 2025, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2025.

The character of distributions made during the period from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences. These amounts will be finalized before filing the Fund's federal tax return.

5.  Advisory Fee, Incentive Fee, and Other Transactions with Affiliates

a. Advisory Fee. In consideration of the advisory services provided by the Adviser, the Fund accrues monthly and pays quarterly the Adviser a fee at an annual rate of 1.00% based on the greater of (i) the Fund's NAV and (ii) the Fund's NAV less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment (the "Advisory Fee"). The Advisory Fee will be computed as of the last day of each month, and will be due and payable quarterly in arrears within five Business Days after the completion of the NAV computation for each quarter. In no event will the Advisory Fee exceed 2.00% as a percentage of the Fund's NAV. For the purposes of calculating the Advisory Fee, a "commitment" is defined as a contractual obligation to acquire an interest in, or provide the total commitment amount over time to, a Portfolio Fund, when called by the Portfolio Fund. During any given fiscal year, the basis for the Advisory Fee could be larger than the Fund's NAV due to unfunded commitments to invest in Private Credit Investments.

For purposes of determining the Advisory Fee payable to the Adviser for any quarter, the Fund's net asset will be calculated monthly prior to the inclusion of any amounts of the Advisory Fee or Incentive Fee (defined below) payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund for that month, including, without limitation, the Advisory Fee and Incentive Fee payable to the Adviser. The Advisory Fee is paid to the Adviser quarterly out of the Fund's assets, and therefore decreases the net profits or increases the net losses of the Fund.

The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser. The Fund bears all other costs and expenses of its operations and transactions as set forth in its Investment Advisory Agreement with the Adviser (the "Investment Advisory Agreement"). In addition to the fees and expenses to be paid by the Fund under the Investment Advisory Agreement, the Adviser and its affiliates will be entitled to reimbursement by the Fund of the Adviser's and its affiliates' cost of providing the Fund with certain non-advisory services. If persons associated with the Adviser or any of its affiliates, including persons who are officers of the Fund, provide accounting, legal, clerical, compliance or administrative and similar oversight services to the Fund at the request of the Fund, the Fund will reimburse the Adviser and its affiliates for their costs in providing such accounting, legal, clerical, compliance or administrative and similar oversight services to the Fund (which costs may include an allocation of overhead including rent and the allocable portion of the salaries and benefits of the relevant persons and their respective staffs, including travel expenses), using a methodology for determining costs approved by the Board.

The Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.5% until the six-month anniversary of the Fund's commencement of operations (the "Advisory Fee Waiver Agreement"). The reduction of the Advisory Fee under the Advisory Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement.

b. Incentive Fee. In addition to the Advisory Fee, the Adviser will be entitled to receive an incentive fee equal to 12.5% of the Fund's pre-incentive fee net investment income for each calendar quarter subject to a 5.0% annualized hurdle rate, with a 100% catch up (the "Incentive Fee"). "Pre-incentive fee net investment income"

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees or income that the Fund receives from Private Credit Investments and Investment Funds) earned or accrued during the calendar quarter, minus the Fund's operating expenses for the quarter (excluding the Incentive Fee and any distribution and/or shareholder servicing fees). Pre-incentive fee net investment income does not include any component of capital gains or capital appreciation. The Adviser is not entitled to any incentive fee based on the capital gains or capital appreciation of the Fund or its investments.

For the period ending through to September 30, 2025, there was no inventive fee accrued and no amount of incentive fee payable is outstanding at the end of the reporting date.

c. Expense Limitation Agreement. Pursuant to an expense limitation agreement (the "Expense Limitation Agreement"), the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that certain annual operating expenses (excluding the Advisory Fee (as defined below) and any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the "Excluded Expenses") do not exceed 0.75% per annum (excluding Excluded Expenses) of the Fund's average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived under the Expense Limitation Agreement or any other expenses the Adviser reimburses in excess of the Expense Limitation Agreement for such class of Shares, provided there payments do not cause the Fund's other expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the month in which the Adviser incurred the expense. The Expense Limitation Agreement will have a term ending one year from the date the Fund commences operations, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its initial one-year term. The Adviser has reimbursed $280,096 to the Fund, all of which was for the period from July 1, 2025 (Commencement of Operations) through September 30, 2025.

6.  Distribution and Servicing Fee

Class D Shares and Class S Shares are subject to an ongoing distribution and shareholder servicing fee (the "Distribution and Servicing Fee") to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class D Shares or Class S Shares of the Fund. Although the Fund is not an open-end investment company, it will comply with the terms of Rule 12b-1 as a condition of the SEC exemptive relief, which permits the Fund to have, among other things, a multi-class structure and Distribution and Servicing Fees. Accordingly, the Fund has adopted a distribution and servicing plan for its Class D Shares and Class S Shares (the "Distribution and Servicing Plan") and pays the Distribution and Servicing Fee with respect to its Class D Shares and Class S Shares. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act. Class D Shares and Class S Shares pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.25% and 0.85%, respectively, based on the net assets of the Fund attributable to such class (i.e., a proportionate share of the Fund's aggregate net assets). For purposes of determining the Distribution and Servicing Fee, NAV will

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable.

Class I Shares are not subject to a Distribution and Servicing Fee.

The Adviser may pay additional compensation out of its own resources (i.e., not the Fund's assets) to certain selling agents or financial intermediaries in connection with the sale of the Shares. The additional compensation may differ among brokers or dealers in amount or in the method of calculation. Payments of additional compensation may be fixed dollar amounts or, based on the aggregate value of outstanding Shares held by Shareholders introduced by the broker or dealer, or determined in some other manner. Receiving additional compensation by a selling broker or dealer may create actual or potential conflicts of interest between an investor and its broker or dealer recommending the Fund over other potential investments.

7.  Accounting and Administration Agreement

CollerCredit has retained State Street Bank and Trust Company (the "Administrator") to provide it with certain administrative services, including fund administration, fund accounting, custodian and transfer agency services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses (the "Administration Fee"). The Administration Fee is paid to the Administrator out of the assets of CollerCredit and therefore decreases the net profits or increases the net losses of the Fund.

For its services the Administrator receives a monthly fee that is based upon the average net assets of the Fund, fees on portfolio transactions, as well as reasonable out-of-pocket expenses. For the period from July 1, 2025 (Commencement of Operations) to September 30, 2025, the Fund incurred $56,713 in fund accounting and administration fees, $13,377 in transfer agent fees and $10,322 in custodian fees, all due to the Administrator.

8.  Revolving Credit Facility

On September 5, 2025, the Fund entered into a senior secured credit agreement (the "Revolving Credit Facility") with the Royal Bank of Canada, New York Branch (the "Lender"). The amount of the Revolving Credit Facility is $50 million during the period and will mature on September 4, 2026, but is renewable annually. The Revolving Credit Facility provides the Fund a revolving line of credit to satisfy repurchase requests, to meet capital calls and cover unfunded commitments, and to otherwise provide the Fund with short-term working capital and bridge timing of acquisitions of Investment Funds in advance of the receipt of investor subscriptions. Borrowings on the Revolving Credit Facility are collateralized by all assets of the Fund.

The Revolving Credit Facility has an interest rate at the secured overnight financing rate plus a margin of between 1.55% to 1.65% per annum, and a facility fee of between 1.10% and 1.20% per annum. In connection with the Revolving Credit Facility, the Fund incurs a quarterly arrangement fee of 0.025%, which is recognized as financing costs in the Consolidated Statements of Operations.

For the period from July 1, 2025 (Commencement of Operations) to September 30, 2025, expenses incurred by the Fund related to the Revolving Credit Facility were $86,492. No amounts were drawn during the reporting period. The Fund is subject to certain debt covenants with the Lender and has satisfied all the requirements through September 30, 2025.

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

9.  Capital Share Transactions

The Fund offers three separate classes of beneficial common shares designated as Class I ("Class I Shares"), Class D ("Class D Shares") and Class S ("Class S Shares"). Each class of Shares has identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The purchase price of each of the Shares at the Commencement of Operations was $5.0000 per Share. Thereafter, the purchase price per each of the Shares was based on the net asset value ("NAV") per Share as of the date such Shares were purchased. Fractions of Shares are issued to one one-thousandth of a Share. As of September 30, 2025, Coller Credit outstanding shares of Class I were, 92,197,189. No Class D Shares or Class S Shares have yet been issued.

	For the Period Ended September 30, 2025
Coller Private Credit Secondaries Fund	Shares	Dollar Amounts
Class I Shares
Reorganization	92,089,729	$460,448,646
Proceeds from sales	107,460	450,000
Increase in Shares and Net Assets	92,197,189	$460,898,646

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund's then-current net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding month). The minimum initial investment in the Fund by any investor is $1,000,000 with respect to Class I Shares and $50,000 for either the Class S Shares or Class D Shares. The minimum additional investment in the Fund by any investor is $10,000, except for additional purchases pursuant to the dividend reinvestment plan. Investors subscribing through a broker/dealer or registered investment adviser may have shares aggregated to meet these minimums, so long as initial investments in C-SPEF are not less than $1,000,000 with respect to Class I Shares and $50,000 with respect to Class S Shares or Class D Shares, as applicable, and incremental contributions are not less than $10,000. The Fund, in its sole discretion, may waive the investment minimum.

No Shareholder has the right to require the Fund to repurchase his, her or its Shares. To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Adviser and subject to the Board's approval, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. The Adviser expects that, beginning after the Fund completes its first full year of operations, it will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund's net asset value.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder's purchase of the shares.

10.  Investment Fund Transactions

Total purchases of Investment Funds, other than in-kind contributions, for the period amounted to $153,871,959. Total proceeds received from distributions, sales, redemptions, or other disposition of Investment Funds for the period amounted to $6,234,317.

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

11.  Contingent Liabilities

The Fund indemnifies its officers, managers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund which cannot be predicted with any certainty. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

12.  Commitments

As of September 30, 2025, the Fund had unfunded capital commitments to its Investment Funds totaling $209,313,160.

13.  Principal Risk Factors

The following are certain principal risk factors that relate to the operations and terms of the Fund. An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks.

There is no assurance that the investments held within the Fund will be profitable, that there will be proceeds from the investments available for distribution out to shareholders, nor that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

Private Credit Investment Risk. The Fund's Investment Fund portfolio will include direct credit assets, Secondary Investments, Co-Investments and direct-lending credit assets issued primarily by unlisted companies. The Investment Funds that the Fund invests in also hold private credit securities issued primarily by private companies. Operating results for private credit in a specified period may be difficult to determine. Such investments involve a high degree of business and financial risk that can result in substantial losses.

The Fund is subject to the risks of its private credit investments. The Fund's investments in Investment Funds are themselves, subject to a number of risks. Investment Funds are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser will seek to receive detailed information from each Investment Fund regarding its business strategy and any performance history. In addition, Investment Funds may have little or no near-term cash flow available to distribute to investors, including the Fund.

Investment Funds are ordinarily valued based upon valuations provided by the Investment Fund Manager, which may be received on a delayed basis. Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Investment Fund managers. The Adviser reviews and performs due diligence on the valuation procedures used by each Investment Fund manager and monitors the returns provided by the Investment Funds.

The Fund will pay asset-based fees, and in several cases, will be subject to performance-based fees in respect to the performance of its Investment Funds. Such fees and performance-based compensation are in addition to

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

the Fund's Advisory Fee. In addition, performance-based fees charged by underlying Investment Fund managers may create incentives for the Investment Fund Managers to make risky investments, and may be payable by the Fund to an Investment Fund Manager based on an Investment Fund's positive returns, even if the Fund's overall returns are negative. A Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Investment Funds, in addition to its proportionate share of the expenses of the Fund.

Market Risk. Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the non-U.S. jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of the Fund's investments and reduce the ability of the Fund to make new investments.

Volatile conditions in the capital markets may cause limitations on the ability of companies, in the Fund's Investments Funds portfolio, to obtain capital, or subject such companies to higher costs of capital for financing. This lack of available credit could impede upon the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund and its Investment Funds.

Currency Risk. Changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment or its foreign exchange forward contracts. In the event of an adverse movement, the Fund may be required to pay substantial additional margin to maintain its position, or, its returns may be adversely affected.

Financing Risk. A lender to the Fund may terminate or refuse to renew any revolving credit facility into which it has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the Fund's returns.

Leverage Risk. The Fund may utilize leverage, which is speculative and involves heightened risks. Although leverage will increase the Fund's investment return if its interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund incurs to borrow those funds, leverage magnifies the Fund's exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile, and other risks tend to be compounded if the Fund borrows or uses leverage or its Investments Funds have their own embedded leverage.

Out of Market Risk. The Fund will at times, including for temporary defensive purposes in times of adverse or unstable market, economic or political conditions, or pending the anticipated purchase of an Investment Fund, hold assets in cash, money market instruments and other short-term investments that may be inconsistent with its principal investment strategies and that may impair the Fund's performance.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private credit assets. The Fund's allocation of its investments across Investment Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. It is possible that the Fund be exposed to an investment that performs poorly or underperforms other investments under various market conditions.

Coller Private Credit Secondaries Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

Valuation Risk. The Fund is subject to valuation risk, that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund's assets consist of Investment Funds and Direct Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for most of the investments in the Fund's portfolio, substantially all of the fair value of the Investment Funds are determined by the Adviser in accordance with the Valuation Policy as stated above in Note 2.

Liquidity Risk. The Fund invests a significant amount of its assets in Investment Funds for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments.

Legal Risk. Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for private credit funds is evolving, and changes in the regulation may materially adversely affect the ability of Investment Funds to pursue their investment strategies could have a material adverse impact on the Investment Fund's performance, and thus on that of the Fund.

Non-Diversified Status. The Fund is a 'non-diversified' investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under on assets that may be invested in the assets of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Macroeconomic Risks. Global events, including, without limitation, pandemics or other severe public health events, armed conflict (including wars, terrorist acts or security operations), natural disasters, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, trade conflict, economic sanctions and volatility in the banking and financial sector have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. These adverse developments could negatively affect the Fund's performance or operations. The operational and financial performance of the Fund's investments depends on future developments, including the duration, spread and conclusion of these events and such uncertainty may in turn impact the value of the Fund's investments.

14.  Subsequent Events

Share subscriptions subsequent to the end of the period were approximately $1 million.

In addition to the subsequent event disclosed above, the Fund has evaluated the impact of all subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements or the accompanying notes.

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not Applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not Applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	The Fund’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Fund’s Board of Trustees

The Board consists of five individuals, three of whom are Independent Trustees. The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established two standing committees: the Audit Committee and the Governance Committee. Each committee is chaired by, and composed of, Independent Trustees.

Initial Approval of the Fund's Investment Advisory Agreement

On March 5, 2025, the Board held meetings and approved the initial Investment Advisory Agreement for the Fund. The Investment Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Investment Advisory Agreement or any of their affiliates. In connection with the approval of the Investment Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Investment Advisory Agreement, the Trustees reviewed the Investment Advisory Agreement with representatives of the Adviser and with counsel to the Fund. A summary of the material factors evaluated by the Trustees in determining whether to approve the Investment Advisory Agreement is provided below.

Nature, Extent, and Quality of the Services

The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement, and the services provided by the Adviser to the Fund, including, without limitation, the management, oversight, operational, and governance services that the Adviser and its employees provide to the Fund, the Adviser’s coordination of services for the Fund by its service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the background and experience of the Adviser’s senior management personnel. The Board noted that certain of the Fund’s officers are employees of the Adviser or its affiliates and serve the Fund without additional compensation from the Fund. The Board further considered information regarding the Adviser’s program designed to ensure compliance with federal securities and other applicable laws and the Adviser’s risk management processes. After reviewing the foregoing information and discussing the Adviser’s proposed services to the Fund, the Board concluded that the nature, extent, and quality of the services provided by the Adviser are satisfactory and appropriate for the Fund.

Performance of Fund and Investment Adviser

Because the Fund had not yet commenced operations, the Board noted that the Fund had no performance as of the date of the Board meeting.

Cost of Services to be Provided and Profits Realized by the Adviser from the Relationship with the Fund

The Board examined and evaluated the fee arrangement between the Adviser and the Fund under the Investment Advisory Agreement, including as compared with the fees and expenses of certain unaffiliated closed-end funds operated as tender funds considered by the Adviser to have similar investment objectives and strategies to the Fund (the “Peer Group”). The Board considered information about the Adviser’s estimated profitability with respect to the Fund, as well as the costs of services provided by the Adviser to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and enhancement of its reputation in the industry. The Board also took into account that the Adviser had agreed to waive 0.50% of its advisory fees under the Investment Advisory Agreement for the Fund's first six months of operations. Upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed.

Comparison of Fees paid to Those Under Other Investment Advisory Contracts

In evaluating the advisory fees and expenses, the Board considered the Fund’s advisory fees in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund’s management fees were above the Peer Group’s average.

Benefits Derived or To Be Derived by the Adviser from its Relationship with the Fund

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser. The Board concluded that the overall expense ratio of the Fund was reasonable in relation to services provided by the Adviser. The Board concluded that any potential benefits derived by the Adviser were consistent with the types of benefits generally derived by investment advisers to other funds.

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable to this semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not Applicable to this semi-annual report.

(b)	Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Coller Private Credit Secondaries

By:	/s/ Richard Jason Alexander Elmhirst
Richard Jason Alexander Elmhirst
Chief Executive Officer

Date: December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Richard Jason Alexander Elmhirst
Richard Jason Alexander Elmhirst
Chief Executive Officer

Date: December 4, 2025

By:	/s/ Josh Schnurman
Josh Schnurman
Chief Financial Officer

Date: December 4, 2025